Basis of Presentation and Significant Accounting Policies (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014
Goodwill [Line Items]
Offset between deferred tax assets and uncertain tax positions				$ 21
Depreciation on Buildings and Long Leaseholds, Term	50 years
Threshold for Amortization of Gain Loss on Defined Benefit Plan, Percent	10.00%
Basis of presentation and significant accounting policies (Textual) [Abstract]
Depreciation on buildings and long leaseholds	calculated over the lesser of 50 years or the lease term.
Depreciation on furniture and equipment	calculated based on a range of 3 to 10 years.
Goodwill impairment charge	$ 0	$ 0	$ (492)
Equity ownership	Company has an equity ownership in the voting stock of the investee between 20 and 50 percent
Tax benefit	greater than 50 percent likely to be realized on settlement with the tax authority, assuming full knowledge of the position and all relevant facts.
Minimum [Member]
Goodwill [Line Items]
Depreciation on Furniture and Equipment, Term	3 years
Maximum [Member]
Goodwill [Line Items]
Depreciation on Furniture and Equipment, Term	10 years
Acquired client relationships | Minimum [Member]
Goodwill [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Acquired client relationships | Maximum [Member]
Goodwill [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years
Non-compete Agreements
Goodwill [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Acquired trade names | Minimum [Member]
Goodwill [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years
Acquired trade names | Maximum [Member]
Goodwill [Line Items]
Finite-Lived Intangible Asset, Useful Life	4 years
Acquired other intangible assets
Goodwill [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years